Leases - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating cash outflows from operating leases	$ 2,936	$ 2,054	$ 10,495	$ 6,838
ROU assets obtained in exchange for operating lease liabilities	$ 10,877	$ 4,445	$ 27,517	$ 18,369